Subsidiaries with material non-controlling interest - Statements of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	$ 620,380	$ 739,545
Non-current assets	3,882,847	3,822,266
Current liabilities	(379,597)	(844,937)
Non-current liabilities	(960,689)	(1,178,343)
Total shareholders' equity, net	3,162,941	2,538,531	$ 2,799,857	$ 2,968,200
Shareholders of the parent	3,008,850	2,368,326
Non-controlling interests	154,091	170,205	$ 172,397
Sociedad Minera El Brocal S.A.A
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	197,691	190,658
Non-current assets	470,539	504,173
Current liabilities	(167,718)	(158,745)
Non-current liabilities	(123,280)	(168,774)
Total shareholders' equity, net	377,232	367,312
Shareholders of the parent	223,057	218,520
Non-controlling interests	154,175	148,792
Minera La Zanja S.R.L
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets		84,953
Non-current assets		41,490
Current liabilities		(25,381)
Non-current liabilities		(61,150)
Total shareholders' equity, net		39,912
Shareholders of the parent		19,848
Non-controlling interests		20,064
S.M.R.L. Chaupiloma Dos de Cajamarca
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets		4,604
Non-current assets		323
Current liabilities		(1,718)
Non-current liabilities		0
Total shareholders' equity, net		3,209
Shareholders of the parent		1,925
Non-controlling interests		1,284
Apu Coropuna S.R.L.
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	471	556
Non-current assets	0	400
Current liabilities	(11)	0
Non-current liabilities	(740)	(740)
Total shareholders' equity, net	(280)	216
Shareholders of the parent	(196)	151
Non-controlling interests	$ (84)	$ 65